Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Subsequent Events
14.	Subsequent Events
Subsequent events were evaluated through March 22, 2024, which is the date the consolidated financial statements were available to be issued.
Merger Agreement and Related Activities
In February 2024, GigCapital5 and the Company (together the “parties”) entered into a subscription agreement with William Blair & Co., L.L.C. (“William Blair”) for the purchase of shares of common stock of the Company. Pursuant to the subscription agreement, the Company issued to William Blair in satisfaction of certain fees owed to William Blair for its services to the parties, that number of shares of the Company which at the completion of the Business Combination would be converted in accordance with the terms of the Business Combination Agreement into 740,000 shares of QTI Holdings common stock.
In February 2024, the parties agreed to amend one of the September 2023
Non-Redemption
Agreements, pursuant to which, and in addition to the QT Holdings common stock issuable Mizuho Securities USA, LLC (“Mizuho”) under the September 2023
Non-Redemption
Agreement, Mizuho shall receive from the Company, in exchange for $250,000 of services rendered by Mizuho, that number of Company’s common stock that will be converted in accordance with the terms of the Business Combination Agreement into 100,000 shares of QTI Holdings common stock.
In February 2024, the Company and GigCapital5 entered into two additional subscription agreements with each of Donnelley Financial Solutions, LLC (“DFIN”) and IB Capital LLC (“iBankers”), dated as of February 23, 2024 and February 22, 2024, respectively (together, the “Subscription Agreements”), for the purchase of shares of common stock of the Company. Pursuant to the Subscription Agreements, the Company will issue to each of DFIN and iBankers in satisfaction of $500,000 and $600,000 of fees owed to

DFIN and iBankers, respectively, for their services, that number of shares of the Company which at the completion of the Business Combination will be converted in accordance with the terms of the Business Combination Agreement into 200,000 and 240,000 respective shares
of QTI Holdings common stock.
In February 2024, GigCapital5 and the Company entered into a Note Purchase Agreement (“Cable Car NPA”) with Funicular Funds, LP (“Cable Car”), pursuant to which Cable Car agreed to advance $1,500,000 at the closing of the Business Combination, as was evidenced by a promissory note that may be convertible in certain circumstances into shares of QTI Holdings common stock
at a conversion price
 of $2.00 per share (the “Loan”), dated March 4, 2024, by and between the Company and Cable Car. The Loan does not bear interest, and is due and payable 13 months after issuance, unless the time for payment is accelerated as a result of an event of default. As full compensation to Cable Car for the Loan to QTI Holdings in lieu of any simple or in-kind interest
on the Loan, the Company issued to Cable Car that number of shares of the Company which at the completion of the Business Combination would be converted in accordance with the terms of the Business Combination Agreement into
180,000
shares
of QTI Holdings common stock.
The Company, and its wholly owned subsidiary, QT Ultrasound Labs, Inc., at the closing also provided a guaranty (the “Cable Car Guaranty”), whereby each of them unconditionally guaranteed, as primary obligor and not merely as surety, the prompt and complete payment and performance when due, whether by demand, acceleration or otherwise, of the obligations of QTI Holdings under the Loan in the currency in which and as such obligations are to be paid or performed. Furthermore, QTI Holdings and the parties to the Cable Car Guaranty (the “Grantors”) granted a security interest in certain of their assets, which among other things, do not include their intellectual property assets, pursuant to the terms of a Security Agreement, dated March 4, 2024, by and between the Grantors and Cable Car.
In February 2024, the Company and LionBay Ventures (“LionBay”) entered into a Settlement and Termination Agreement (“Termination Agreement”). Pursuant to the terms of the Termination Agreement, the Company terminated its Service Agreement with LionBay dated May 18, 2021 and the First Amendment of the Service Agreement dated September 1, 2021 (collectively as “Service Agreement”). In exchange for the termination of the Service Agreement and the termination of options to purchase 17,000 shares of common stock with a strike price of $8.50 per option that were issued as part of the Service Agreement, the Company agreed to issue 10,000 shares
of QTI Holdings common stock.
On March 1, 2024, the Company received $500,000 in exchange for 583,596 shares of the Company’s common stock, which converted into 200,000 shares
of

QTI Holdings common stock
in accordance with the terms of the subscription agreement and Business Combination Agreement on March 4, 2024.
On March 4, 2024, QTI Holdings (f/k/a GigCapital5) consummated its Business Combination with the Company, pursuant to the Business Combination Agreement, dated as of December 8, 2022.
On March 4, 2024 and in accordance with the terms of the Business Combination Agreement, the Company cancelled and terminated all outstanding warrants that were deemed out of the money with an exercise price of or above $4.00 per share, including all warrants sold as part of the Units in the 2022 Offering and warrants that were issued to consultants and placement agents in association with debt issuance and past private offerings.
On March 4, 2024, the Company terminated the Plan and cancelled 3,646,921 of outstanding options under the Plan in accordance with the terms of the Business Combination Agreement.
On March 4, 2024, the Company received
the Pre-Paid Advance
of $9,005,000 of net proceeds from Yorkville (“Yorkville Note”) that will be due 15 months from the date of issuance, and interest shall accrue on the outstanding balance of the Yorkville Note at an annual rate equal to 6%, subject to an increase to
18% upon an event of default as described in the Yorkville Note. The Yorkville Note shall be convertible by Yorkville into shares of QTI Holdings common stock. As consideration for the

Pre-Paid

Advance,

immediately prior to, and substantially concurrently with, the closing of the Business Combination, the Company issued to Yorkville that number of shares of the Company which converted in the aggregate into

1,000,000
shares of common stock of QTI Holdings upon the completion of the Business Combination.
On March 4, 2024, the Note principal and related accrued interest balance of $3,233,388 and the US Capital Note principal balance of $200,000 was converted into 1,048,330 and 291,798 shares of Company common stock,
respectively. Additionally, warrants to purchase 60,329 shares of the Company’s common stock were net settled into 16,320 shares of the Company’s common stock.
On March 4, 2024, as consideration for the September
2023 Non-Redemption, the
Company issued 427,477
shares of QTI Holdings common stock
 to Non-Redeeming Shareholders.
On March 4, 2024, four of the five Bridge Lenders elected the cash payment option of $240,000 per Bridge Loan for a total of $960,000.

GIGCAPITAL5, INC [Member]
Subsequent Event [Line Items]
Subsequent Events
16.	Subsequent Events
On April 3, 2024, the Company entered into a Data Use and License Agreement with the Practice that conducts a medical practice and provides medical services, pursuant to which the Company was granted a license to use and disclose certain de-identified
health information, as has been
de-identified
by the Practice in accordance with applicable law, for use in research and analytical processes in connection with the Company’s development and commercialization of the QT Ultrasound Breast
Scanner-1
and other technologies.
On April 5, 2024, the Company entered into that certain Services Agreement (the “Services Agreement”) with the Practice dated as of April 1, 2024 pursuant to which the Practice agreed to provide its services to the Company, including but not limited to providing healthcare services to patients, assisting with clinical trials and studies and assisting with drafting of institutional review board approved clinical protocols, assisting with the performance of research and development activities on behalf of the Company, providing comprehensive multi-day
training on the operation of breast imaging technology for radiologist customers and other customer staff such as technicians, performing clinical validation of imaging software changes which may include recruiting patients, training personnel on the operation of the Company’s imaging technology, as well as other services as specified in the Services Agreement. The term of the Services Agreement is one year unless earlier terminated and shall auto-renew for successive one-year
periods, unless otherwise terminated. However, the parties agree to review and possible revise the terms of the Service Agreement on July 1, 2024 if such terms are not satisfactory to either party.
On April 17, 2024, the Company entered into a Space and Equipment Sublease Agreement (the “Space and Equipment Sublease”) with the Practice, pursuant to which the Practice will sublease certain medical equipment and space, currently leased from Hamilton Landing Novato LLC by the Company, to the Practice for use in its operations, on a full-time and exclusive basis. The Practice shall pay to the Company a $5,666 rental fee (the “Rent”) for the Subleased Space (as defined in the Space and Equipment Sublease) on a monthly basis, payable on the first day of each month and no later than ten days thereafter, with the Rent to be pro-rated
for any partial month. The parties have determined that the Rent equals the fair market value of the Subleased Space and Subleased Equipment (as defined in the Space and Equipment Sublease), without taking into account the proximity of the parties or the space to any source, volume or value of referrals between the parties or any patient thereof. Further, the Practice shall pay when due all sales, use, personal property, leasing, excise or other fees, taxes, charges or withholdings of any kind imposed against the Company, the Practice or the Subleased Equipment with respect to the Space and Equipment Sublease, the Subleased Equipment, or any related fees, receipts or earnings, including local taxes and personal property taxes. The term of the Space and Equipment Sublease is one year unless terminated and shall auto-renew for successive one-year
periods, unless otherwise terminated.

10. SUBSEQUENT EVENTS
On February 7, 2024, the Company amended and restated the First
Non-Convertible
Working Capital Note to reflect an additional principal amount of $
195,887
extended by the Sponsor to the Company for a collective principal amount under the Second
Non-Convertible
Working Capital Note of $
262,247
. The Second
Non-Convertible
Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Trust Account. The Company issued the Second
Non-Convertible
Working Capital Note in consideration for an additional loan from the Sponsor to fund the Company’s working capital requirements.
The Second
Non-Convertible
Working Capital Note bears no interest and is repayable in full upon the consummation of a Business Combination by the Company.
On February 7, 2024, the Company filed a joint definitive proxy statement/prospectus (the “BCA Proxy Statement”) for the solicitation of proxies in connection with the upcoming annual meeting to consider and vote on its proposed business combination and other matters as described in the BCA Proxy Statement relating to the offer of the securities to be issued to the stockholders of QT Imaging, Inc. in connection with the Merger.
On February 15, 2024, the Company amended and restated the Second Non-Convertible Working Capital Note into the Third Non-Convertible Working Capital Note to reflect an additional principal amount of $35,000 extended by the Sponsor to the Company for a collective principal amount under the Third Non-Convertible Working Capital Note of $297,247. The Third Non-Convertible Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Trust Account. The Third Non-Convertible Working Capital Note bears no interest and is repayable in full upon the consummation of a Business Combination by the Company.
In conjunction with the Company’s annual meeting on February 20, 2024, stockholders elected to redeem 848,003 shares of the Company’s common stock, which represents approximately 3.7% of the shares that were part of the Public Units sold in the Offering. Following such redemptions, $9,356,221 was withdrawn from the Trust Account.

On February 21, 2024, the Company, QT Imaging and Mizuho Securities USA LLC (“Mizuho”) agreed to amend the Prior Non-Redemption Agreement (as amended, the “Amended Non-Redemption Agreement”) to provide that in addition to the Merger Consideration QTI Holdings Shares issuable to Mizuho under the Prior Non-Redemption Agreement, Mizuho shall receive from QT Imaging, in exchange for $250,000 of services rendered by Mizuho, that number of QTI Shares (the “Services Share Issuance”) that will be converted in accordance with the terms of the BCA into 100,000 shares of QTI Holdings Common Stock.
The Company and QT Imaging entered into two additional subscription agreements with each of Donnelley Financial Solutions, LLC (“DFIN”) and IB Capital LLC (“iBankers”), dated as of February 23, 2024 and February 22, 2023, respectively (the “DFIN Subscription Agreement,” and the “iBankers Subscription Agreement,” respectively, and together, the “Subscription Agreements”), for the purchase of shares of common stock of QT Imaging. Pursuant to the Subscription Agreements, QT Imaging will issue to each of DFIN and iBankers in satisfaction of $500,000 and $600,000 of fees owed to DFIN and iBankers, respectively, for their services, that number of shares of QT Imaging which at the completion of the Merger will be converted in accordance with the terms of the BCA into 200,000 and 240,000 respective shares of QTI Holdings Common Stock.
On February 26, 2024, Mr. Weightman, the Company’s then Treasurer and Chief Financial Officer, voluntarily surrendered 5,000 Insider Shares previously granted pursuant to the Insider Shares Grant Agreement dated September 23, 2021 and the shares
were cancelled.
On February 28, 2024, the Company and QT Imaging entered into a subscription agreement (the “Subscription Agreement”) with William Blair & Co., L.L.C. (“William Blair”) for the purchase of shares of common stock of QT Imaging. Pursuant to the Subscription Agreement, QT Imaging issued to William Blair in satisfaction of certain fees owed to William Blair for its services to the parties, that number of shares of QT Imaging which at the completion of the Business Combination would be converted in accordance with the terms of the Business Combination Agreement into 740,000 shares of Combined Company Common
Stock
.
On February 29, 2024, the Company and QT Imaging entered into a Note Purchase Agreement (“Cable Car NPA”) with Funicular Funds, LP (“Cable Car”), pursuant to which Cable Car agreed to advance $1,500,000 to the Combined Company upon the closing of the Merger (the “Loan”), as was evidenced by a promissory note that may be convertible in certain circumstances into shares of Combined Company Common Stock at a conversion price of $2.00 per share (the “Cable Car Promissory Note”), dated March 4, 2024, by and between the Combined Company and Cable Car. The Cable Car Promissory Note does not bear interest, and is due and payable 13 months after issuance, unless the time for payment is accelerated as a result of an event of default. As full compensation to Cable Car for the loan to the Combined Company in lieu of any simple or in-kind interest on the Cable Car Promissory Note, QT Imaging issued to Cable Car that number of shares of QT Imaging which at the completion of the Merger would be converted in accordance with the terms of the Business Combination Agreement into 180,000 shares of Combined Company Common Stock. QT Imaging, and its wholly owned subsidiary, QT Ultrasound Labs, Inc., at the Closing also provided a guaranty (the “Cable Car Guaranty”), whereby each of them unconditionally guaranteed, as primary obligor and not merely as surety, the prompt and complete payment and performance when due, whether by demand, acceleration or otherwise, of the obligations of the Combined Company under the Cable Car Promissory Note in the currency in which and as such obligations are to be paid or performed. Furthermore, the Combined Company and the parties to the Cable Car Guaranty (the “Grantors”) granted a security interest in certain of their assets, which among other things, do not include their intellectual property assets, pursuant to the terms of a Security Agreement, dated March 4, 2024, by and between the Grantors and Cable Car .
On March 4, 2024, QT Imaging Holdings, Inc. (f/k/a GigCapital5) consummated its Merger with QT Imaging, pursuant to certain Business Combination Agreement, dated as of December 8, 2022, by and among the Company, Merger Sub, and QT Imaging.

On March 4, 2024, the Combined Company received the Pre-Paid Advance, net of various costs, of $9.0 million from Yorkville (“Yorkville Note”). The principal of $10 million that will be due 15 months from the date of issuance, and interest shall accrue on the outstanding balance of the Yorkville Note at an annual rate equal to 6%, subject to an increase to 18% upon an event of default as described in the Yorkville Note. The Yorkville Note shall be convertible by Yorkville into shares of QTI Holdings common stock. As consideration for the Pre-Paid Advance, immediately prior to, and substantially concurrently with, the closing of the Merger, the Company issued to Yorkville that number of shares of the Company which converted in the aggregate into 1,000,000 shares of common stock of QTI Holdings upon the completion of the Merger.
On March 4, 2024, the Company and the Sponsor agreed to amend and restate the Extension Note to extend the date of maturity until March 4, 2025.
As previously disclosed on a Current Report on Form 8-K filed with the Securities and Exchange Commission on December 13, 2023, the Company issued that certain Eleventh Amended and Restated Working Capital Note (the “Working Capital Note”) to GigAcquisitions5 for an aggregate principal amount of $1,500,000, the terms of which provide that GigAcquisitions5 may elect to convert the Working Capital Note, at a price of $10.00 per unit, into units identical to the private placement units issued in connection with the Company’s initial public offering. In connection with the Closing, (i) GigAcquisitions5 elected to partially convert (the “Conversion”) $943,640 in principal balance outstanding under the Working Capital Note into 94,364 shares of Combined Company Common Stock and 94,364 warrants (together, the “Warrants”) of the Combined Company, and (ii) the Combined Company repaid the remaining principal balance of $556,360 to GigAcquisitions5 concurrently with the Conversion, such that the Combined Company’s obligations under the Working Capital Note have been satisfied in full.

In connection with the closing of the Merger, the Company and certain stockholders of the Combined Company which had been stockholders of QT Imaging (the “Registration Rights Holders”) entered into a Registration Rights Agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Registration Rights Agreement, the Combined Company will be obligated to file one or more registration statements to register the resales of the Combined Company Common Stock held by such Registration Rights Holders after the Closing. Registration Rights Holders holding at least majority in interest of the registrable securities owned by all Registration Rights Holders are entitled under the Registration Rights Agreement to make a written demand for registration under the Securities Act of all or part of their registrable securities, up to a total of three such demands. In addition, pursuant to the terms of the Registration Rights Agreement and subject to certain requirements and customary conditions, such Registration Rights Holders may demand at any time or from time to time, that the Combined Company file a registration statement on Form S-3 (or any similar short-form registration which may be available) to register the resale of the registrable securities of the Combined Company held by such Registration Rights Holders. The Registration Rights Agreement will also provide such Registration Rights Holders with “piggy-back” registration rights, subject to certain requirements and customary conditions.